EMPLOYEE BENEFIT PLAN - Summary of components of actuarial gain on retirement benefits (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLAN
Actuarial gain for the period obligation	$ 3	$ 3	$ (46)	$ (12)
Total Actuarial gain on obligation	$ 3	$ 3	$ 46	$ 12